Income Taxes - Significant Components of the Company's Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Gross [Abstract]
Federal, state and foreign net operating loss and credit carryforwards	$ 2,331	$ 2,495
Allowance for credit losses	1,561	2,042
Accrued expenses	568	554
Obligation for operating leases	281	293
Securities available-for-sale and financial instruments	163
Stock compensation	76	84
Pension and postretirement benefits	8	108
Partnerships and other investment assets		9
Other deferred tax assets, net	451	383
Gross deferred tax assets	5,439	5,968
Deferred Tax Liabilities
Leasing activities	(2,263)	(2,511)
Goodwill and other intangible assets	(845)	(802)
Mortgage servicing rights	(593)	(408)
Right of use operating leases	(246)	(249)
Fixed assets	(238)	(226)
Loans	(85)	(112)
Partnerships and other investment assets	(8)
Securities available-for-sale and financial instruments		(755)
Other deferred tax liabilities, net	(127)	(145)
Gross deferred tax liabilities	(4,405)	(5,208)
Valuation allowance	(249)	(163)
Net Deferred Tax Asset	$ 785	$ 597